Investments in Equity Investees	6 Months Ended
Jun. 30, 2020
Investments in equity investees
Investments in equity investees

8.Investments in equity investees

In June 2017, the Group entered into an agreement with three third-parties to establish JING Medicine Technology (Shanghai) Ltd. ("JING"), an entity which provides services for drug discovery and development, consultation and transfer of pharmaceutical technology. The capital contribution by the Group was RMB26,250 in cash, representing 20% of the equity interest of JING, which was fully paid by the Group in 2017 and 2018. The Group recorded its share of loss in this investee of $316 (unaudited) and $406 for the six months ended June 30, 2019 and 2020, respectively.